Unit A, 4755 Zinfandel Court
Ontario, California 917614
Tel: 909-390-7799; Fax: 909-390-6777

June 28, 2005

Andrew Schoeffler, Esq.
United States Securities and Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549-0408

Re:   Poly-Pacific International, Inc.
Registration Statement on Form 20-FR
Amendment No. 2.
File No. 000-51180

Dear Mr. Schoeffler:

We have enclosed the above Amendment No. 2.

We are sending a marked copy under separate cover. The page numbers in the response table correspond to the page numbers in the marked copy.

The Company hereby acknowledges that:

•	It is responsible for the adequacy and accuracy of the disclosures in the filing;
•	Staff comments or changes in disclosure response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We trust we have addressed all comments. Thank you for your consideration.

Yours sincerely,

/s/ Thomas Lam

Thomas Lam, President

Encl:   SEC Comments Response Table
Collins Barrow Transmittal Letter

Comment Number	Page Number	Response
1.	8	Prior reporting of retained earnings in Table 3.1 was a transcription error that has been corrected. Results have also been entered for the first three months of 2005.
2.	10	Risk factor inserted for the $1,586,250 USD debenture due December 31, 2005, with payment requirements included in a note added for Item 5.F Tabular Disclosure of Contractual Obligations.
3.	15	Wording inserted to explain the meaning of Junior Capital Pool as created in Canada, and to clarify the source of further investment realized in 1996.
4.	17	Revised as requested regarding patents or other intellectual property protections, with a risk factor inserted on page 12.
5.	29
The statement in Amendment 1 was in error and has been changed to disclose the fact that our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States.

6.	35	The statement about gross margin has been revised to reflect the annual nature of the results being commented upon for the Company’s consolidated performance.
7.	19, 23 and 34
The comment about raw materials did not apply to media production. A temporary disruption in supply materials for plastic lumber occurred because of collection conditions in the Canadian agricultural industry, which took place before the Company was able to complete the refinements to its processing technology for using consumer Blue Box/Blue Bag materials in manufacturing plastic lumber. Completion of the new technology developments in the fall of 2004 has ensured that such a disruption cannot occur again in the future because of the expanded sources of supply.

8.	36
The action was terminated in August 2002 pursuant to an order issued by Judge Dan Aaron Polster, United States District Court, Northern District of Ohio, Eastern Division, Case No. 5:01 CV 2234, which stipulated that the agreement could only be publicized as having been reached on a “no fault to either party” basis.

9.	37
Note 3 has been revised to report that the Company acquired the plastic lumber manufacturing system in 2003, and after refinements that were made to improve the quality of product output, was able to commence production during the last calendar quarter in 2004.

10.	40 to 41
The disclosure of contractual cash obligations as at December 31, 2004 has been completely revised to include interest amounts, revised totals by period and explanatory notes; and Exhibit 5.3 has been added in respect of the agreement to extend the maturity date on the 10% Convertible Debenture.

11.	48 and Various	Unaudited statements for three months ended March 31, 2005 have been inserted in Item 8.A, and changes have been made in the 20F Form to reflect the inclusion of those statements.
12. to 15 .	64	Statement of operations has been revised to present the information in a more appropriate format for the various rules cited from Regulation S-X.
16.	71
The bank loan advances for December 31, 2004 is recorded on a gross basis. The bank loan advances and repayments for December 31, 2003 and 2002 are shown on a net basis as the related bank loan is due on demand. This is in accordance with SFAS 95.

17.	66	Statement of cash flows has been revised to agree the presentation of the total to balance sheet presentation.
18.	Also entered on 88	The closing price of the Company’s shares on the commitment date was $0.16. Hence the intrinsic value of conversion on the commitment date was $11,000, which was not considered to be material.
19.	74	Financial statement Note 11 has been revised to identify that lease concessions and escalations are amortized over the lease term and included in the calculation of minimum annual lease payments.
20.	78	Financial statement Note 18 has been revised and replaced to separately identify segment information for the long-lived assets that are held in Canada and outside of Canada.
21.	81 - 84	Financial statement Note 21 has been revised and replaced to change the presentation of net loss per share.
22.	72	The note included in the financial statements as 9(b) has been revised to insert reference to the extension agreement put in place by the Directors for the 10% Convertible Debenture.
23.	88 and 89	The disclosure for exchange controls has been edited to summarize the Investment Canada Act provisions.
24.	95	Added Exhibit 10.2 for Debenture Issued July 03, 2003.
Other-1	9	Updated the USD to CDN exchange rate for the most recent six months to May 2005; and for the June 24, 2005 rate.
Other-2	84	Updated the TSX Venture Exchange record of prices for the common shares of the Company for the most recent six months to May 2005.

Collins Barrow

Chartered Accountants

June 16, 2005

Collins Barrow Edmonton LLP
1550 Allstream Tower
10250 - 101 Street N.W.
Edmonton, Alberta
T5J 3P4

T. 780.428.1522
F. 780.425.8189
email:edmonton@collinsbarrow.com

Strictly Private and Confidential

Poly-Pacific International Inc.
4287 B Dawson Street
Burnaby BC V5C 4B3

Dear Sirs:

Re: Poly-Pacific International Inc.
Amended Form 20-FR filed May 27, 2005

We have reviewed the comments from the United States Securities and Exchange Commission in their letter dated June 8, 2005. Our response is limited to their comments on the audited financial statements of Poly-Pacific International Inc. We respond to their comments on the audited financial statements of Poly-Pacific International, Inc. as follows:

Items 12 to 15: We have revised the statement of operations.

Item 17: We have revised the statement of cash flows.

Item 18:The closing price of the company's shares on the commitment date is $0.16. Hence, the intrinsic value of the convertible debentures on the commitment date is $11,000. This amount was not considered to be material and has not been reflected in the financial statements of the company for the year ended December 31, 2004.

Item 19: We have revised note 11.

Item 20: We have revised note 18.

Item 21: We have revised note 21.

We shall be pleased to discuss with you further any matters mentioned in this letter at your convenience.

Yours very truly,

COLLINS BARROW EDMONTON LLP
Per: Samuel Yeung, CA
Partner

SY:dy

mri
A member of Moores Rowland International an association of independent accounting firms throughout the world